UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09191

Name of Fund: BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

            MuniHoldings Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 127.7%

Alabama — 2.1%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(a)	$5,225	$5,455,266
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	940	1,039,123

		6,494,389
California — 22.9%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18(a)	5,050	5,124,588
California Health Facilities Financing Authority, RB, Sutter Health:
Series A, 4.00%, 11/15/42	210	213,163
Series B, 6.00%, 08/15/20(a)	2,865	3,128,494
City & County of San Francisco California Airports Commission, ARB, Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 01/01/20	465	466,460
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 05/01/28	1,800	2,033,244
2nd, 5.25%, 05/01/33	1,410	1,562,421
5.00%, 05/01/44	1,860	2,028,665
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.50%, 03/01/30	4,045	4,369,854
City of Sunnyvale California, Refunding RB, 5.25%, 04/01/20(a)	2,800	2,980,348
County of Riverside Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	4,500	5,149,305
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 07/01/18(a)	3,500	3,521,735
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 08/01/18(a)	3,175	3,205,067
Emery Unified School District, GO, Election of 2010, Series A (AGM), 5.50%, 08/01/21(a)	1,875	2,082,769
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	2,445	2,840,014

Security	Par (000)	Value
California (continued)
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(a)	$2,000	$2,150,320
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 08/01/33	1,675	1,688,836
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(a)	2,670	2,970,322
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(a)	5,905	6,783,369
5.25%, 05/15/38	1,675	1,890,840
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	5,000	5,754,900
5.50%, 11/01/31	3,130	3,597,372
5.50%, 11/01/33	3,000	3,433,050
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	1,260	1,421,141
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	940	1,083,331

		69,479,608
Colorado — 2.1%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,500	1,689,135
5.50%, 11/15/30	565	632,574
5.50%, 11/15/31	675	753,907
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 05/15/19(a)	3,300	3,436,389

		6,512,005
Connecticut — 1.0%
State of Connecticut, GO, Series A, 5.00%, 04/15/38	1,690	1,849,401
State of Connecticut Health & Educational Facility Authority, Refunding RB, Sacred Heart University Issue, Series I-1, 5.00%, 07/01/42	1,015	1,120,032

		2,969,433

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida — 20.7%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	$405	$454,949
County of Broward Florida Airport System Revenue, ARB, Series A, AMT:
5.13%, 10/01/38	5,665	6,226,628
5.00%, 10/01/45	1,440	1,575,994
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	2,995	3,355,388
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,500	2,699,825
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	215	217,100
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	1,765	1,959,944
Series A, 5.50%, 10/01/42	3,000	3,319,980
Series B, AMT, 6.25%, 10/01/38	800	925,544
Series B, AMT, 6.00%, 10/01/42	1,060	1,212,089
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/29	3,130	3,516,023
County of Miami-Dade Florida Aviation, Refunding ARB, AMT:
Miami International Airport (AGM), 5.25%, 10/01/18(a)	4,510	4,571,697
Miami International Airport (AGM), 5.25%, 10/01/41	100	101,226
Miami International Airport, Series A (AGM), 5.50%, 10/01/18(a)	4,180	4,241,446
Series A, 5.00%, 10/01/31	5,155	5,589,206
Series A, 5.00%, 10/01/32	5,000	5,414,700
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(a)	7,600	7,942,152
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	1,805	2,037,646
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(a)	6,965	7,679,191

		63,040,728
Hawaii — 1.7%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 08/01/25	740	822,525
5.25%, 08/01/26	1,205	1,332,585

Security	Par (000)	Value
Hawaii (continued)
State of Hawaii, Department of Transportation, RB, Series A, AMT, 5.00%, 07/01/45	$2,805	$3,089,988

		5,245,098
Illinois — 15.2%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT:
5.00%, 01/01/41	1,140	1,225,899
5.50%, 01/01/28	1,000	1,108,010
5.50%, 01/01/29	1,500	1,658,580
5.38%, 01/01/33	2,000	2,184,260
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(a)	1,680	1,837,080
3rd Lien, Series A, 5.75%, 01/01/39	320	346,886
3rd Lien, Series C, 6.50%, 01/01/21(a)	9,085	10,097,523
Senior Lien, Series D, AMT, 5.00%, 01/01/42	735	799,555
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18(a)	3,400	3,483,232
Sales Tax Receipts, 5.25%, 12/01/36	2,940	3,146,388
Sales Tax Receipts, 5.25%, 12/01/40	1,500	1,599,540
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	2,985	3,125,026
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.25%, 12/01/30	1,270	1,335,037
5.50%, 12/01/38	1,205	1,265,660
5.25%, 12/01/43	2,960	3,066,886
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 5.00%, 02/15/41	975	1,068,522
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	2,350	2,584,883
6.00%, 06/01/21	670	746,903
State of Illinois, GO:
5.25%, 02/01/31	1,495	1,535,873
5.25%, 02/01/32	2,320	2,378,742
5.50%, 07/01/33	1,000	1,034,380
5.50%, 07/01/38	700	720,517

		46,349,382

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Indiana — 1.0%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 01/01/19(a)	$465	$476,481
5.50%, 01/01/38	1,905	1,947,805
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	460	490,972

		2,915,258
Louisiana — 2.0%
City of New Orleans Aviation Board, ARB, General Airport North Terminal Project, Series B, AMT, 5.00%, 01/01/48	1,275	1,391,905
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 01/01/29	2,225	2,483,189
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	2,020	2,093,609

		5,968,703
Maryland — 2.7%
County of Howard Maryland Housing Commission, RB, M/F Housing, Woodfield Oxford Square Apartments, 5.00%, 12/01/42	2,450	2,713,228
Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/34	4,780	5,484,715

		8,197,943
Massachusetts — 1.1%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A:
5.00%, 01/01/47	420	452,710
5.25%, 01/01/42	940	1,033,943
Massachusetts Development Finance Agency, Refunding RB, Emerson College, Series A, 5.00%, 01/01/40	1,025	1,118,459
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	595	605,758

		3,210,870

Security	Par (000)	Value
Michigan — 2.3%
Hudsonville Michigan Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 05/01/21(a)	$3,420	$3,738,641
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 09/01/18(a)	3,115	3,180,976

		6,919,617
Minnesota — 1.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18(a)	305	312,662
6.50%, 11/15/38	1,670	1,711,583
County of St. Paul Minnesota Housing & Redevelopment Authority, Refunding RB, Fairview Health Services, Series A, 4.00%, 11/15/43	985	1,002,996

		3,027,241
Mississippi — 1.3%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,225	2,678,878
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/23(a)	1,000	1,146,590

		3,825,468
Montana — 0.3%
Montana State Board of Housing, RB, S/F, Series B-2:
3.38%, 12/01/37	420	407,946
3.50%, 12/01/42	185	179,931
3.60%, 12/01/47	280	271,550

		859,427
Nevada — 2.6%
City of Carson City Nevada, Refunding RB, Carson Tahoe Regional Healthcare Project, 5.00%, 09/01/42	580	628,053
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 07/01/39	3,210	3,372,233
County of Clark Nevada, GO:
Limited Tax, 5.00%, 06/01/18(a)	1,500	1,503,960
Stadium Improvement, Series A, 5.00%, 06/01/36(b)	2,065	2,377,290

		7,881,536

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey — 5.7%
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 01/01/43	$1,940	$2,113,882
(AGM), 5.00%, 01/01/31	1,355	1,495,148
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 07/01/38	3,400	3,534,130
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGC), 5.63%, 12/15/28	2,930	2,997,185
Series AA, 5.50%, 06/15/39	3,040	3,247,601
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	2,055	2,282,345
Sub-Series B, 5.00%, 06/01/46	1,545	1,621,045

		17,291,336
New York — 9.5%
City of New York New York, GO, Sub-Series F-1, 5.00%, 04/01/36	3,590	4,138,444
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series EE, 5.38%, 06/15/43	2,220	2,401,951
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2009, Series EE, 5.25%, 06/15/40	6,930	7,173,243
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(a)	580	638,470
5.75%, 02/15/47	360	389,261
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/21(a)	8,500	9,432,365
Series A-1, 5.25%, 11/15/39	1,550	1,746,028
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	2,000	2,156,960
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	895	961,857

		29,038,579

Security	Par (000)	Value
Ohio — 0.9%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	$2,500	$2,773,650

Oklahoma — 0.6%
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	1,640	1,748,699

Pennsylvania — 4.0%
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 5.00%, 09/01/48(b)	1,690	1,866,385
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	2,215	2,502,618
Pennsylvania Housing Finance Agency, RB, S/F, Series 125B, 3.65%, 10/01/42	3,390	3,293,690
Pennsylvania Turnpike Commission, RB, Sub-Series B-1, 5.25%, 06/01/47	500	557,255
Township of Bristol Pennsylvania School District, GO:
5.25%, 06/01/37	2,500	2,749,575
5.25%, 06/01/43	1,100	1,202,773

		12,172,296
South Carolina — 5.7%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	3,760	4,278,579
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 07/01/38	2,940	3,318,378
5.50%, 07/01/41	2,500	2,759,050
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	1,870	2,065,714
State of South Carolina Public Service Authority, Refunding RB:
Series C, 5.00%, 12/01/46	1,000	1,069,260
Series E, 5.25%, 12/01/55	3,500	3,807,405

		17,298,386

4

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Tennessee — 1.1%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/40	$3,000	$3,314,820

Texas — 11.0%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	2,345	2,603,911
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 05/15/19(a)	6,345	6,610,602
6.00%, 11/15/35	355	370,233
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 01/01/19(a)	620	638,960
6.50%, 07/01/37	2,380	2,447,140
Dallas Texas Area Rapid Transit, Refunding RB, Senior Lien(a):
5.25%, 12/01/18	2,605	2,657,543
5.25%, 12/01/18	1,950	1,989,331
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	1,615	1,697,333
Series H, 5.00%, 11/01/37	1,810	1,933,677
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	2,155	2,437,326
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 09/01/21(a)	5,480	6,064,990
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series K-2 (AGC), 6.00%, 01/01/19(a)	1,000	1,027,630
1st Tier-Series A, 5.00%, 01/01/43	1,515	1,705,193

Security	Par (000)	Value
Texas (continued)
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	$1,070	$1,188,524

		33,372,393
Vermont — 0.9%
University of Vermont & State Agricultural College, Refunding RB, 5.00%, 10/01/43	2,535	2,857,173

Virginia — 2.5%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	945	1,023,738
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18(a)	2,195	2,255,055
Virginia Small Business Financing Authority, RB, Transform 66 P3 Project, AMT, 5.00%, 12/31/49	4,000	4,313,640

		7,592,433
Washington — 5.6%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(a)	2,400	2,606,064
Port of Seattle Washington, ARB, Intermediate Lien, Series C, AMT:
5.00%, 05/01/37	2,485	2,801,241
5.00%, 05/01/42	660	738,547
State of Washington, GO:
Series C, 5.00%, 02/01/36	7,565	8,758,908
Various Purposes, Series B, 5.25%, 02/01/21(a)	1,865	2,025,129

		16,929,889
Wyoming — 0.2%
State of Wyoming Municipal Power Agency, Inc., Refunding RB, Series A (BAM), 5.00%, 01/01/42	570	633,846

Total Municipal Bonds — 127.7% (Cost — $368,266,177)		387,920,206

5

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(c)

California — 2.8%
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	$7,499	$8,510,837

Connecticut — 1.1%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,061	3,402,452

District of Columbia — 0.6%

Utilities — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/18(a)(d)	1,699	1,727,865

Florida — 4.1%
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 07/01/18(a)	12,500	12,587,562

Illinois — 4.3%
City of Chicago Illinois Waterworks Revenue, Refunding RB, Water Revenue Project (AGM), 2nd Lien:
2017, 5.25%, 11/01/18(a)	2,628	2,668,510
2017, 5.25%, 11/01/33	763	774,434
5.25%, 11/01/18(a)	576	584,692
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/40	1,980	2,181,484
Series B, 5.00%, 01/01/40	6,148	6,818,540

		13,027,660
Maryland — 0.9%

Utilities — 0.9%
City of Baltimore Maryland Water Utility Fund, RB, Wastewater Project, Series A, 5.00%, 07/01/46	2,499	2,796,020

Nevada — 6.1%
County of Clark Nevada Water Reclamation District, GO(a):
Limited Tax, 6.00%, 07/01/18	10,000	10,070,050
Series B, 5.50%, 07/01/19	8,247	8,583,556

		18,653,606

Security	Par (000)	Value
New Jersey — 1.7%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	$3,399	$3,456,222
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(d)	1,500	1,560,125

		5,016,347
New York — 7.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Series FF, 5.00%, 06/15/45	5,958	6,461,158
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	2,300	2,351,347
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,515	8,187,232
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(d)	4,400	4,868,840

		21,868,577
Pennsylvania — 0.7%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,963	2,183,403

Texas — 1.5%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,296	4,681,335

Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/41	2,504	2,597,232

6

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Virginia — 1.4%
County of Fairfax Virginia EDA, RB, Metrorail Parking System Project, 5.00%, 04/01/47(d)	$3,720	$4,213,514

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.3% (Cost — $99,097,632)		101,266,410

Total Long-Term Investments — 161.0% (Cost — $467,363,809)		489,186,616

Security	Shares	Value
Short-Term Securities — 0.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.48%(e)(f)	2,409,025	$2,409,025

Total Short Term Securities — 0.8% (Cost — $2,409,025)		2,409,025

Total Investments — 161.8% (Cost — $469,772,834)		491,595,641
Other Assets Less Liabilities — 0.5%		1,550,237
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.2)%		(58,242,606)
VMTP Shares at Liquidation Value — (43.1)%		(131,000,000)

Net Assets Applicable to Common Shares — 100.0%		$303,903,272

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	When-issued security.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2018 to October 1, 2024, is $6,783,458
(e)	Annualized 7-day yield as of period end.
(f)	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	327,393	2,081,632	2,409,025	$2,409,025	$14,968	$1,671	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	49	06/20/18	$5,862	$39,185
Long U.S. Treasury Bond	48	06/20/18	6,905	32,182
5-Year U.S. Treasury Note	31	06/29/18	3,519	20,748

				$92,115

7

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
M/F	Multi-Family
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Long-Term Investments(a)	$—	$489,186,616		$—	$489,186,616
Short-Term Securities	2,409,025	—		—	2,409,025

	$2,409,025	$489,186,616	$		$491,595,641

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$92,115	$—		$—	$92,115

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

8

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(57,996,402)	$—	$(57,996,402)
VMTP Shares at Liquidation Value	—	(131,000,000)	—	(131,000,000)

	$—	$(188,996,402)	$—	$(188,996,402)

During the period ended April 30, 2018, there were no transfers between levels.

9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: June 18, 2018